Portfolio of investments—December 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.14%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$196,350	$218,857
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	380,000	388,519
Total asset-backed securities (Cost $578,291)				607,376

	Shares
Common stocks: 31.67%
Communication services: 1.94%
Interactive media & services: 1.60%
Alphabet, Inc. Class A	15,930	4,986,090
Meta Platforms, Inc. Class A	3,118	2,058,160
		7,044,250
Media: 0.34%
Publicis Groupe SA	14,511	1,511,266
Consumer discretionary: 2.88%
Automobiles: 0.82%
General Motors Co.	7,617	619,414
Mercedes-Benz Group AG	19,491	1,351,157
Tesla, Inc.†	3,700	1,663,964
		3,634,535
Broadline retail: 0.70%
Amazon.com, Inc.†	13,424	3,098,528
Hotels, restaurants & leisure: 0.41%
Booking Holdings, Inc.	337	1,804,746
Household durables: 0.65%
Haier Smart Home Co. Ltd. Class H	277,600	866,040
Sony Group Corp.	78,400	2,011,036
		2,877,076
Specialty retail: 0.30%
Sanrio Co. Ltd.	42,200	1,320,447
Consumer staples: 1.59%
Consumer staples distribution & retail: 1.36%
Dollar General Corp.	13,441	1,784,562
U.S. Foods Holding Corp.†	22,599	1,702,157
Walmart, Inc.	22,796	2,539,702
		6,026,421
Food products: 0.23%
Cal-Maine Foods, Inc.	12,700	1,010,539
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 1

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Energy: 0.84%
Independent power and renewable electricity producers: 0.17%
Enviva, Inc. (Acquired 12-6-2024, cost $281,101)†˃	51,516	$762,437
Oil, gas & consumable fuels: 0.67%
APA Corp.	70,109	1,714,866
Enbridge, Inc.	25,346	1,212,870
		2,927,736
Financials: 7.16%
Banks: 3.37%
Banco Bilbao Vizcaya Argentaria SA	93,984	2,214,522
Barclays PLC	300,935	1,930,670
China Construction Bank Corp. Class H	1,558,000	1,539,443
Citigroup, Inc.	22,200	2,590,518
Citizens Financial Group, Inc.	31,409	1,834,600
DBS Group Holdings Ltd.	36,500	1,600,389
ING Groep NV	57,573	1,624,511
UniCredit SpA	18,787	1,556,065
		14,890,718
Capital markets: 1.17%
3i Group PLC	37,167	1,634,740
Artisan Partners Asset Management, Inc. Class A	25,488	1,038,381
Plus500 Ltd.	28,427	1,390,950
Virtu Financial, Inc. Class A	33,781	1,125,583
		5,189,654
Insurance: 2.62%
Aegon Ltd.	181,981	1,420,057
BB Seguridade Participacoes SA	281,341	1,858,439
Ping An Insurance Group Co. of China Ltd. Class H	182,500	1,527,731
Power Corp. of Canada	44,396	2,359,614
Progressive Corp.	8,087	1,841,572
Sompo Holdings, Inc.	75,100	2,549,059
		11,556,472
Health care: 2.53%
Biotechnology: 0.81%
Gilead Sciences, Inc.	15,854	1,945,920
Regeneron Pharmaceuticals, Inc.	2,112	1,630,189
		3,576,109
Pharmaceuticals: 1.72%
Bristol-Myers Squibb Co.	32,915	1,775,435
Eli Lilly & Co.	1,656	1,779,670
Merck & Co., Inc.	24,253	2,552,871
Pfizer, Inc.	59,630	1,484,787
		7,592,763
See accompanying notes to portfolio of investments
2 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Industrials: 1.95%
Aerospace & defense: 0.28%
Carpenter Technology Corp.	3,886	$1,223,468
Construction & engineering: 0.78%
Bouygues SA	35,321	1,840,935
Valmont Industries, Inc.	3,951	1,589,566
		3,430,501
Electrical equipment: 0.27%
nVent Electric PLC	11,600	1,182,852
Industrial conglomerates: 0.31%
Siemens AG	4,935	1,382,177
Trading companies & distributors: 0.31%
Ferguson Enterprises, Inc.	6,198	1,379,861
Information technology: 8.88%
Communications equipment: 0.39%
Arista Networks, Inc.†	13,248	1,735,886
Electronic equipment, instruments & components: 0.47%
Amphenol Corp. Class A	4,680	632,455
TD SYNNEX Corp.	9,468	1,422,378
		2,054,833
IT services: 0.39%
International Business Machines Corp.	5,854	1,734,013
Semiconductors & semiconductor equipment: 3.37%
Broadcom, Inc.	9,129	3,159,547
KLA Corp.	1,406	1,708,402
NVIDIA Corp.	36,224	6,755,776
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,794	3,280,189
		14,903,914
Software: 1.84%
Microsoft Corp.	10,283	4,973,064
Pegasystems, Inc.	22,830	1,363,408
SAP SE	7,329	1,780,716
		8,117,188
Technology hardware, storage & peripherals: 2.42%
Apple, Inc.	18,633	5,065,567
Dell Technologies, Inc. Class C	11,500	1,447,620
Samsung Electronics Co. Ltd.	33,761	2,829,675
Seagate Technology Holdings PLC	4,927	1,356,847
		10,699,709
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 3

Portfolio of investments—December 31, 2025 (unaudited)

	Shares	Value
Materials: 1.10%
Containers & packaging: 0.40%
Crown Holdings, Inc.	16,943	$1,744,621
Metals & mining: 0.70%
Alrosa PJSC (Acquired 5-6-2021, cost $65,232)♦†˃	42,660	0
Fortescue Ltd.	105,211	1,545,378
Rio Tinto PLC	19,310	1,560,174
		3,105,552
Real estate: 1.23%
Health care REITs: 0.40%
Omega Healthcare Investors, Inc.	40,189	1,781,980
Retail REITs: 0.45%
Brixmor Property Group, Inc.	75,191	1,971,508
Specialized REITs: 0.38%
VICI Properties, Inc. Class A	60,079	1,689,422
Utilities: 1.57%
Electric utilities: 0.70%
Edison International	24,482	1,469,409
Enel SpA	156,387	1,626,008
		3,095,417
Gas utilities: 0.32%
UGI Corp.	38,142	1,427,655
Multi-utilities: 0.55%
Engie SA	91,508	2,409,976
Investment Companies: 0.00%
Resolute Topco, Inc.†	5,151	10,302
Total common stocks (Cost $98,097,071)		139,904,532

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 28.52%
Basic materials: 0.68%
Chemicals: 0.53%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$705,000	708,525
Celanese U.S. Holdings LLC	6.88	7-15-2032	325,000	338,203
Chemours Co.144A	8.00	1-15-2033	660,000	638,954
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	650,000	652,795
				2,338,477
Iron/steel: 0.15%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	625,000	640,626
See accompanying notes to portfolio of investments
4 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 4.14%
Advertising: 0.49%
Clear Channel Outdoor Holdings, Inc.144A	7.13%	2-15-2031	$980,000	$1,026,201
Clear Channel Outdoor Holdings, Inc.144A	7.50	3-15-2033	60,000	63,377
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	225,000	219,633
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	800,000	846,768
				2,155,979
Internet: 0.55%
Arches Buyer, Inc.144A	4.25	6-1-2028	250,000	245,354
Arches Buyer, Inc.144A	6.13	12-1-2028	450,000	438,971
Cablevision Lightpath LLC144A	5.63	9-15-2028	425,000	415,374
Match Group Holdings II LLC144A	5.63	2-15-2029	360,000	361,100
Match Group Holdings II LLC144A	6.13	9-15-2033	440,000	445,269
Wayfair LLC144A	6.75	11-15-2032	490,000	503,759
				2,409,827
Media: 1.85%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	925,000	786,504
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	1,700,000	1,600,570
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	565,000	507,109
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	400,000	395,488
CSC Holdings LLC144A	3.38	2-15-2031	570,000	345,168
CSC Holdings LLC144A	5.50	4-15-2027	760,000	651,638
CSC Holdings LLC144A	5.75	1-15-2030	335,000	123,859
CSC Holdings LLC144A	11.25	5-15-2028	455,000	362,028
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	135,000	135,793
DISH DBS Corp.144A	5.75	12-1-2028	210,000	206,168
DISH Network Corp.144A	11.75	11-15-2027	1,220,000	1,269,752
Gray Media, Inc.144A	9.63	7-15-2032	475,000	492,940
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	575,000	515,723
Sirius XM Radio LLC144A	4.13	7-1-2030	835,000	794,141
				8,186,881
Telecommunications: 1.25%
Cipher Compute LLC144A	7.13	11-15-2030	120,000	122,218
CommScope LLC144A	8.25	3-1-2027	620,000	624,812
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	1,711,256	1,753,128
Level 3 Financing, Inc.144A	3.63	1-15-2029	525,000	484,528
Level 3 Financing, Inc.144A	6.88	6-30-2033	515,000	526,988
Level 3 Financing, Inc.144A	8.50	1-15-2036	595,000	609,269
Lumen Technologies, Inc.144A	10.00	10-15-2032	562,375	565,187
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	225,000	221,634
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	600,000	629,862
				5,537,626
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 5

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 4.76%
Airlines: 0.10%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50%	4-20-2026	$54,166	$54,243
JetBlue Airways Corp./JetBlue Loyalty LP144A	9.88	9-20-2031	390,000	392,910
				447,153
Apparel: 0.12%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	460,000	507,740
Auto manufacturers: 0.03%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	140,000	144,793
Auto parts & equipment: 0.49%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	625,000	645,034
Adient Global Holdings Ltd.144A	8.25	4-15-2031	115,000	120,920
American Axle & Manufacturing, Inc.	5.00	10-1-2029	415,000	399,760
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	290,000	295,388
ZF North America Capital, Inc.144A	6.88	4-23-2032	390,000	381,395
ZF North America Capital, Inc.144A	7.50	3-24-2031	310,000	313,335
				2,155,832
Distribution/wholesale: 0.03%
RB Global Holdings, Inc.144A	7.75	3-15-2031	140,000	146,365
Entertainment: 0.80%
Churchill Downs, Inc.144A	6.75	5-1-2031	525,000	544,387
Cinemark USA, Inc.144A	7.00	8-1-2032	1,325,000	1,374,955
Six Flags Entertainment Corp.144A	7.25	5-15-2031	160,000	153,523
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	675,000	680,679
WarnerMedia Holdings, Inc.	4.05	3-15-2029	505,000	488,739
WarnerMedia Holdings, Inc.	5.05	3-15-2042	400,000	281,500
				3,523,783
Home builders: 0.49%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	545,000	545,433
Century Communities, Inc.144A	6.63	9-15-2033	400,000	404,479
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	325,000	330,294
LGI Homes, Inc.144A	8.75	12-15-2028	570,000	594,549
Tri Pointe Homes, Inc.	5.70	6-15-2028	270,000	274,665
				2,149,420
Home furnishings: 0.11%
Whirlpool Corp.	6.13	6-15-2030	470,000	469,429
Housewares: 0.31%
Central Garden & Pet Co.	4.13	10-15-2030	325,000	311,490
Newell Brands, Inc.	6.38	5-15-2030	460,000	449,218
Newell Brands, Inc.144A	8.50	6-1-2028	575,000	602,918
				1,363,626
See accompanying notes to portfolio of investments
6 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.40%
NCL Corp. Ltd.144A	6.25%	9-15-2033	$555,000	$554,766
NCL Corp. Ltd.144A	6.75	2-1-2032	280,000	286,698
NCL Corp. Ltd.144A	7.75	2-15-2029	330,000	351,286
Viking Cruises Ltd.144A	5.88	10-15-2033	190,000	192,938
Viking Cruises Ltd.144A	7.00	2-15-2029	400,000	402,318
				1,788,006
Lodging: 0.23%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	525,000	538,420
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	480,000	497,044
				1,035,464
Retail: 1.65%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	490,000	491,945
Carvana Co.144A	9.00	6-1-2030	1,090,000	1,142,467
Carvana Co.144A	9.00	6-1-2031	405,000	457,014
FirstCash, Inc.144A	4.63	9-1-2028	405,000	402,403
FirstCash, Inc.144A	6.88	3-1-2032	785,000	816,558
Lithia Motors, Inc.144A	4.38	1-15-2031	505,000	485,347
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	460,000	465,578
Michaels Cos., Inc.144A	7.88	5-1-2029	410,000	378,469
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	515,000	524,107
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	455,000	468,503
QXO Building Products, Inc.144A	6.75	4-30-2032	535,000	558,764
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	370,000	386,398
Sonic Automotive, Inc.144A	4.63	11-15-2029	260,000	255,201
Sonic Automotive, Inc.144A	4.88	11-15-2031	495,000	478,079
				7,310,833
Consumer, non-cyclical: 5.06%
Commercial services: 2.10%
ADT Security Corp.144A	5.88	10-15-2033	275,000	278,408
Allied Universal Holdco LLC144A	7.88	2-15-2031	520,000	548,017
Block, Inc.	6.50	5-15-2032	700,000	727,902
CoreCivic, Inc.	8.25	4-15-2029	1,230,000	1,293,065
GEO Group, Inc.	8.63	4-15-2029	725,000	762,557
GEO Group, Inc.	10.25	4-15-2031	725,000	793,645
Grand Canyon University	5.13	10-1-2028	1,000,000	992,101
Herc Holdings, Inc.144A	7.00	6-15-2030	700,000	736,700
Herc Holdings, Inc.144A	7.25	6-15-2033	430,000	455,965
Sabre Financial Borrower LLC144A	11.13	6-15-2029	560,000	567,469
Service Corp. International	5.75	10-15-2032	660,000	671,708
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	975,000	907,134
Veritiv Operating Co.144A	10.50	11-30-2030	510,000	548,359
				9,283,030
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 7

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Food: 0.37%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88%	2-15-2028	$450,000	$451,725
B&G Foods, Inc.144A	8.00	9-15-2028	440,000	432,903
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	500,000	476,338
Performance Food Group, Inc.144A	6.13	9-15-2032	260,000	268,036
				1,629,002
Healthcare-services: 2.25%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	355,000	333,413
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	475,000	474,865
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	427,000	466,045
Concentra Health Services, Inc.144A	6.88	7-15-2032	525,000	549,047
DaVita, Inc.144A	6.88	9-1-2032	1,385,000	1,441,738
Eastern Maine Healthcare Systems	5.02	7-1-2036	1,000,000	751,604
IQVIA, Inc.144A	6.25	6-1-2032	225,000	235,107
Molina Healthcare, Inc.144A	6.25	1-15-2033	365,000	372,105
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	235,163	206,355
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	398,481	342,694
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	294,877	311,832
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	390,000	388,928
Radiology Partners, Inc.144A	8.50	7-15-2032	555,000	579,774
Star Parent, Inc.144A	9.00	10-1-2030	875,000	933,807
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	430,000	434,931
Tenet Healthcare Corp.	6.75	5-15-2031	1,125,000	1,170,573
Toledo Hospital	6.02	11-15-2048	1,000,000	963,757
				9,956,575
Pharmaceuticals: 0.34%
AdaptHealth LLC144A	5.13	3-1-2030	605,000	590,001
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	840,000	887,831
				1,477,832
Energy: 3.39%
Energy-alternate sources: 0.16%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	2,460,000	0
TerraForm Power Operating LLC144A	5.00	1-31-2028	710,000	709,348
				709,348
Oil & gas: 0.75%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	375,000	392,879
California Resources Corp.144A	7.00	1-15-2034	240,000	236,412
California Resources Corp.144A	8.25	6-15-2029	735,000	768,796
Caturus Energy LLC144A	8.50	2-15-2030	145,000	151,009
Civitas Resources, Inc.144A	9.63	6-15-2033	450,000	485,828
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	525,000	499,081
Nabors Industries Ltd.144A	7.50	1-15-2028	285,000	284,956
Nabors Industries, Inc.144A	9.13	1-31-2030	470,000	491,413
				3,310,374
See accompanying notes to portfolio of investments
8 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 0.51%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63%	9-1-2032	$565,000	$582,715
Bristow Group, Inc.144A	6.88	3-1-2028	1,000,000	1,001,231
Oceaneering International, Inc.	6.00	2-1-2028	300,000	303,368
SESI LLC144A	7.88	9-30-2030	260,000	255,955
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	115,000	116,379
				2,259,648
Pipelines: 1.97%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	330,000	331,993
Buckeye Partners LP	5.85	11-15-2043	425,000	398,555
Buckeye Partners LP144A	6.88	7-1-2029	260,000	270,455
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	150,000	148,398
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	955,000	1,023,253
Excelerate Energy LP144A	8.00	5-15-2030	595,000	628,759
Harvest Midstream I LP144A	7.50	9-1-2028	730,000	740,915
Hess Midstream Operations LP144A	5.50	10-15-2030	225,000	227,792
Hess Midstream Operations LP144A	6.50	6-1-2029	145,000	149,742
Kinetik Holdings LP144A	5.88	6-15-2030	600,000	605,376
Prairie Acquiror LP144A	9.00	8-1-2029	500,000	519,711
Rockies Express Pipeline LLC144A	6.75	3-15-2033	240,000	253,277
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	800,000	806,469
Venture Global LNG, Inc.144A	8.38	6-1-2031	445,000	442,520
Venture Global LNG, Inc.144A	9.88	2-1-2032	525,000	542,363
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	870,000	687,066
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	870,000	940,036
				8,716,680
Financial: 4.40%
Banks: 0.33%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	820,000	833,343
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	630,000	627,803
				1,461,146
Diversified financial services: 1.78%
Azorra Finance Ltd.144A	7.25	1-15-2031	390,000	408,655
Encore Capital Group, Inc.144A	9.25	4-1-2029	575,000	605,906
EZCORP, Inc.144A	7.38	4-1-2032	390,000	413,774
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	275,000	279,829
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	270,000	281,825
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	655,000	688,252
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	230,000	241,893
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	425,000	446,328
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 9

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Navient Corp.	11.50%	3-15-2031	$705,000	$789,647
OneMain Finance Corp.	7.88	3-15-2030	710,000	750,691
PRA Group, Inc.144A	5.00	10-1-2029	410,000	385,558
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	385,000	406,069
Rocket Cos., Inc.144A	6.13	8-1-2030	270,000	279,093
Rocket Cos., Inc.144A	6.50	8-1-2029	100,000	103,139
Rocket Cos., Inc.144A	7.13	2-1-2032	610,000	641,719
United Wholesale Mortgage LLC144A	5.50	4-15-2029	900,000	893,550
United Wholesale Mortgage LLC144A	6.25	3-15-2031	240,000	239,617
				7,855,545
Insurance: 0.69%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer144A	7.38	10-1-2032	1,150,000	1,192,399
AmWINS Group, Inc.144A	6.38	2-15-2029	315,000	323,950
Asurion LLC & Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	235,000	243,839
HUB International Ltd.144A	5.63	12-1-2029	365,000	364,939
HUB International Ltd.144A	7.25	6-15-2030	125,000	131,240
HUB International Ltd.144A	7.38	1-31-2032	755,000	792,413
				3,048,780
REITs: 1.60%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	465,000	496,116
Brandywine Operating Partnership LP	6.13	1-15-2031	280,000	272,211
Brandywine Operating Partnership LP	8.88	4-12-2029	1,175,000	1,266,436
Iron Mountain, Inc.144A	4.50	2-15-2031	335,000	319,341
Iron Mountain, Inc.144A	5.25	7-15-2030	1,345,000	1,328,732
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	725,000	768,683
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	540,000	576,684
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	395,000	395,316
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	400,000	410,556
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	400,000	415,815
Starwood Property Trust, Inc.144A	6.50	7-1-2030	675,000	704,098
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	135,000	125,555
				7,079,543
Industrial: 2.60%
Aerospace/defense: 0.38%
TransDigm, Inc.144A	6.63	3-1-2032	1,595,000	1,659,468
Building materials: 0.74%
Builders FirstSource, Inc.144A	6.38	3-1-2034	455,000	470,439
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	880,000	681,908
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	400,000	414,299
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	725,000	755,096
Quikrete Holdings, Inc.144A	6.38	3-1-2032	185,000	192,563
See accompanying notes to portfolio of investments
10 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Building materials(continued)
Quikrete Holdings, Inc.144A	6.75%	3-1-2033	$405,000	$422,938
Standard Building Solutions, Inc.144A	6.25	8-1-2033	335,000	342,215
				3,279,458
Electrical components & equipment: 0.30%
Energizer Holdings, Inc.144A	4.38	3-31-2029	620,000	592,414
WESCO Distribution, Inc.144A	6.63	3-15-2032	725,000	757,019
				1,349,433
Electronics: 0.02%
Sensata Technologies, Inc.144A	6.63	7-15-2032	80,000	83,766
Environmental control: 0.09%
Clean Harbors, Inc.144A	6.38	2-1-2031	380,000	391,067
Machinery-diversified: 0.24%
Chart Industries, Inc.144A	7.50	1-1-2030	230,000	239,716
Chart Industries, Inc.144A	9.50	1-1-2031	455,000	482,953
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	335,000	335,079
				1,057,748
Miscellaneous manufacturing: 0.06%
Entegris, Inc.144A	5.95	6-15-2030	265,000	270,303
Packaging & containers: 0.23%
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	245,000	251,125
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	770,000	782,843
				1,033,968
Transportation: 0.14%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	585,000	603,283
Trucking & leasing: 0.40%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	560,000	560,490
FTAI Aviation Investors LLC144A	7.00	5-1-2031	825,000	868,798
FTAI Aviation Investors LLC144A	7.00	6-15-2032	310,000	325,888
				1,755,176
Technology: 1.69%
Computers: 0.21%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	595,000	633,178
Insight Enterprises, Inc.144A	6.63	5-15-2032	295,000	303,259
				936,437
Office/business equipment: 0.11%
Zebra Technologies Corp.144A	6.50	6-1-2032	490,000	506,525
Software: 1.37%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	650,000	648,044
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 11

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Software(continued)
Central Parent, Inc./CDK Global, Inc.144A	7.25%	6-15-2029		$190,000	$161,084
Cloud Software Group, Inc.144A	8.25	6-30-2032		1,025,000	1,071,166
Cloud Software Group, Inc.144A	9.00	9-30-2029		1,495,000	1,557,058
CoreWeave, Inc.144A	9.00	2-1-2031		465,000	426,182
Ellucian Holdings, Inc.144A	6.50	12-1-2029		605,000	616,889
Rocket Software, Inc.144A	6.50	2-15-2029		165,000	161,696
Rocket Software, Inc.144A	9.00	11-28-2028		650,000	670,252
SS&C Technologies, Inc.144A	6.50	6-1-2032		700,000	728,290
					6,040,661
Utilities: 1.80%
Electric: 1.80%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055		600,000	592,391
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055		495,000	504,112
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053		420,000	437,019
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054		730,000	767,412
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028		925,000	912,312
PG&E Corp.	5.25	7-1-2030		750,000	744,688
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055		870,000	906,097
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052		410,000	401,668
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026		445,000	452,771
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029		625,000	688,619
Vistra Operations Co. LLC144A	7.75	10-15-2031		620,000	656,690
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029		860,000	881,166
					7,944,945
Total corporate bonds and notes (Cost $123,454,221)					126,011,601
Foreign corporate bonds and notes: 5.42%
Consumer, cyclical: 0.11%
Auto manufacturers: 0.11%
RCI Banque SA (EURIBOR ICE Swap Rate 11:00am+3.84%)ʊ±	6.13	9-24-2030	EUR	400,000	472,554
Financial: 5.31%
Banks: 4.19%
Abanca Corp. Bancaria SA (EURIBOR ICE Swap Rate 11:00am+3.89%)ʊ±	6.13	9-19-2031	EUR	400,000	474,740
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,300,000	1,540,845
AIB Group PLC (EURIBOR ICE Swap Rate 11:00am+4.39%)ʊ±	7.13	10-30-2029	EUR	1,000,000	1,269,322
Bankinter SA (EURIBOR ICE Swap Rate 11:00am+3.86%)ʊ±	6.00	6-30-2030	EUR	1,000,000	1,208,975
Barclays PLC (EURIBOR ICE Swap Rate 11:00am+3.56%)ʊ±	6.13	12-15-2035	EUR	500,000	587,111
Barclays PLC (ICE Swap Rate GBP SONIA 11:00am 5 Year+4.69%)ʊ±	8.38	9-15-2031	GBP	600,000	866,622
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	800,000	1,003,376
See accompanying notes to portfolio of investments
12 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
CaixaBank SA (EURIBOR ICE Swap Rate 11:00am+5.14%)ʊ±	8.25%	3-13-2029	EUR	800,000	$1,045,254
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	1,300,000	1,634,832
Deutsche Bank AG (EURIBOR ICE Swap Rate 11:00am+4.04%)ʊ±	6.75	10-30-2034	EUR	400,000	480,069
Deutsche Bank AG (EURIBOR ICE Swap Rate 11:00am+5.11%)ʊ±	7.38	10-30-2031	EUR	600,000	758,991
Intesa Sanpaolo SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.85%)ʊ±	5.50	3-1-2028	EUR	1,200,000	1,443,733
Investec PLC (UK Gilts 5 Year+6.57%)ʊ±	10.50	8-28-2029	GBP	500,000	753,308
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+3.99%)ʊ±	6.25	9-17-2031	EUR	1,000,000	1,232,644
Lloyds Banking Group PLC (UK Gilts 5 Year+5.88%)ʊ±	8.50	9-27-2027	GBP	1,000,000	1,411,978
NatWest Group PLC (UK Gilts 5 Year+3.29%)ʊ±	7.50	2-28-2032	GBP	500,000	699,198
Unicaja Banco SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+5.02%)ʊ±	4.88	11-18-2026	EUR	600,000	710,409
UniCredit SpA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.61%)ʊ±	4.45	12-3-2027	EUR	1,200,000	1,414,584
					18,535,991
Insurance: 0.67%
Achmea BV (EURIBOR ICE Swap Rate 11:00am+3.74%)ʊ±	6.13	1-28-2035	EUR	250,000	302,675
ASR Nederland NV (EURIBOR ICE Swap Rate 11:00am+4.03%)ʊ±	6.63	12-27-2031	EUR	900,000	1,134,172
Aviva PLC (UK Gilts 5 Year+4.65%)ʊ±	6.88	12-15-2031	GBP	750,000	1,038,252
BPCE Assurances SA (EURIBOR ICE Swap Rate 11:00am+3.42%)ʊ±	5.75	4-22-2032	EUR	400,000	472,476
					2,947,575
Savings & loans: 0.45%
Coventry Building Society (UK Gilts 5 Year+4.73%)ʊ±	8.75	6-11-2029	GBP	400,000	579,325
Nationwide Building Society (UK Gilts 5 Year+3.85%)ʊ±	7.50	12-20-2030	GBP	1,000,000	1,403,009
					1,982,334
Total foreign corporate bonds and notes (Cost $21,308,646)					23,938,454

	Shares
Investment companies: 8.48%
Exchange-traded funds: 8.48%
iShares 1-3 Year Treasury Bond ETF	226,371	18,748,046
iShares 3-7 Year Treasury Bond ETF	156,937	18,730,431
Total investment companies (Cost $37,489,964)		37,478,477

Principal
Loans: 1.63%
Communications: 0.60%
Media: 0.20%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.35	8-2-2029	$594,725	596,040
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 13

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.60%	6-30-2028	$209,066	$210,858
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.22	9-30-2027	284,401	56,880
				863,778
Telecommunications: 0.40%
CommScope, Inc. (U.S. SOFR 1 Month+4.75%)±	8.47	12-17-2029	855,000	855,402
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.22	9-27-2029	397,975	396,813
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	4.35	4-15-2030	525,958	522,376
				1,774,591
Consumer, cyclical: 0.24%
Airlines: 0.05%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.74	4-1-2031	202,950	204,640
Housewares: 0.12%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.47	10-30-2029	556,678	548,896
Retail: 0.07%
Michaels Cos., Inc. (U.S. SOFR 3 Month+4.25%)±	8.18	4-17-2028	334,125	322,431
Consumer, non-cyclical: 0.30%
Commercial services: 0.08%
Hertz Corp. (U.S. SOFR 1 Month+3.50%)±	7.33	6-30-2028	431,229	361,288
Healthcare-products: 0.07%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%)±	7.97	1-15-2031	298,500	301,186
Healthcare-services: 0.15%
Modivcare, Inc. (U.S. SOFR 3 Month+6.75%)±	10.55	7-1-2031	1,110,405	421,954
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	10.73	2-22-2026	92,194	89,428
Modivcare, Inc. (U.S. SOFR 1 Month+7.00%)‡±	10.82	2-22-2026	54,665	53,025
Modivcare, Inc. (U.S. SOFR 1 Month+11.50%)±	15.44	1-12-2026	190,990	72,576
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.59	12-31-2030	49,781	49,806
				686,789
Energy: 0.06%
Pipelines: 0.06%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%)±	7.47	8-1-2029	265,302	266,572
Financial: 0.21%
Insurance: 0.21%
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	7.97	9-19-2030	271,498	271,287
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.08	1-31-2028	659,029	655,839
				927,126
Industrial: 0.10%
Packaging & containers: 0.10%
Owens-Illinois, Inc. (U.S. SOFR 3 Month+3.00%)±	6.84	9-30-2032	420,000	423,020
See accompanying notes to portfolio of investments
14 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.12%
Computers: 0.08%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.72%	3-1-2029	$376,200	$345,987
Software: 0.04%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.47	11-28-2028	181,777	181,675
Total loans (Cost $8,238,021)				7,207,979
Municipal obligations: 2.67%
California: 0.36%
Education revenue: 0.19%
California PFA EEC, Inc. Series B144A	5.00	6-15-2031	860,000	834,727
Tobacco revenue: 0.17%
Golden State Tobacco Securitization Corp. Series A-1	4.21	6-1-2050	1,000,000	731,263
				1,565,990
Colorado: 0.10%
Health revenue: 0.10%
Denver Health & Hospital Authority Series B	5.15	12-1-2026	445,000	445,322
Florida: 0.29%
Education revenue: 0.06%
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-2144A	5.43	6-1-2027	255,000	256,380
Water & sewer revenue: 0.23%
Charlotte County IDA MSKP Town & Country Utility LLC Series B144A	5.00	10-1-2036	1,105,000	1,018,741
				1,275,121
Georgia: 0.02%
Health revenue: 0.02%
Development Authority of Cobb County Presbyterian Village Austell, Inc. Series B144A	5.75	12-1-2028	100,000	99,526
Guam: 0.13%
Airport revenue: 0.13%
Antonio B Won Pat International Airport Authority Series A	4.46	10-1-2043	675,000	581,633
Illinois: 0.23%
GO revenue: 0.23%
Chicago Board of Education Series E	6.04	12-1-2029	1,025,000	1,019,016
Indiana: 0.11%
Health revenue: 0.11%
County of Knox Good Samaritan Hospital Obligated Group Series B	5.90	4-1-2034	480,000	481,470
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 15

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 0.27%
Housing revenue: 0.27%
City of Coralville Series C	5.00%	5-1-2030	$1,200,000	$1,200,541
Louisiana: 0.09%
Health revenue: 0.09%
Louisiana Local Government Environmental Facilities & CDA Glen Retirement System Obligated Group Series B	5.75	1-1-2029	405,000	399,557
New Jersey: 0.22%
Education revenue: 0.22%
New Jersey Educational Facilities Authority Georgian Court University A New Jersey Non Profit Corp. Series H	4.25	7-1-2028	1,000,000	973,567
New York: 0.27%
Education revenue: 0.22%
New York State Dormitory Authority St. John’s University Series B	3.43	7-1-2051	1,465,000	978,239
Health revenue: 0.03%
Jefferson County Civic Facility Development Corp. Samaritan Medical Center Obligated Group Series B	4.25	11-1-2028	115,000	112,427
Utilities revenue: 0.02%
New York State Energy Research & Development Authority Series A	4.81	4-1-2034	105,000	104,732
				1,195,398
Oklahoma: 0.11%
Health revenue: 0.11%
Oklahoma Development Finance Authority OU Medicine Obligated Group Series C	5.45	8-15-2028	500,000	497,116
Texas: 0.37%
Industrial development revenue: 0.37%
Port of Beaumont IDA Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	4.10	1-1-2028	700,000	637,475
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series B144A	10.00	7-1-2026	1,000,000	1,003,896
				1,641,371
Wisconsin: 0.10%
Education revenue: 0.10%
PFA Burrell College of Osteopathic Medicine LLC144A	5.13	6-1-2028	430,000	425,538
Total municipal obligations (Cost $12,336,748)				11,801,166
See accompanying notes to portfolio of investments
16 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 0.33%
Energy: 0.33%
Oil, gas & consumable fuels: 0.33%
Petroleo Brasileiro SA	0.05	259,392	$1,456,086
Total preferred stocks (Cost $1,795,620)			1,456,086

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 8.50%
Communications: 1.36%
Internet: 0.22%
Rakuten Group, Inc.144A	9.75%	4-15-2029	$870,000	973,060
Media: 0.39%
Virgin Media Finance PLC144A	5.00	7-15-2030	340,000	299,746
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	850,000	786,875
VZ Secured Financing BV144A	5.00	1-15-2032	695,000	628,943
				1,715,564
Telecommunications: 0.75%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	1,200,000	1,263,590
Telecom Italia Capital SA	7.20	7-18-2036	440,000	477,161
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	155,000	154,849
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	655,000	668,390
Zegona Finance PLC144A	8.63	7-15-2029	719,000	762,630
				3,326,620
Consumer, cyclical: 0.91%
Airlines: 0.39%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	350,000	359,696
Latam Airlines Group SA144A	7.63	1-7-2031	365,000	383,225
Latam Airlines Group SA144A	7.88	4-15-2030	540,000	567,956
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	420,000	399,692
				1,710,569
Auto manufacturers: 0.12%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	525,000	557,877
Entertainment: 0.18%
Banijay Entertainment SASU144A	8.13	5-1-2029	755,000	784,427
Leisure time: 0.22%
Carnival Corp.144A	5.75	8-1-2032	235,000	241,176
Carnival Corp.144A	6.13	2-15-2033	700,000	722,813
				963,989
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 17

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 1.07%
Cosmetics/Personal Care: 0.34%
Opal Bidco SAS144A	6.50%	3-31-2032	$625,000	$640,137
Perrigo Finance Unlimited Co.	6.13	9-30-2032	910,000	886,401
				1,526,538
Food: 0.11%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	470,000	476,415
Healthcare-products: 0.15%
Bausch & Lomb Corp.144A	8.38	10-1-2028	630,000	657,562
Pharmaceuticals: 0.47%
1261229 BC Ltd.144A	10.00	4-15-2032	1,135,000	1,180,419
Bausch Health Cos., Inc.144A	6.25	2-15-2029	270,000	217,350
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	600,000	690,864
				2,088,633
Energy: 0.13%
Oil & gas: 0.13%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	358,537	360,212
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	229,000	225,773
				585,985
Financial: 4.19%
Banks: 3.77%
Banco Bilbao Vizcaya Argentaria SA (5 Year Treasury Constant Maturity+5.10%)ʊ±	9.38	3-19-2029	900,000	1,004,398
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	450,000	477,000
Banco Santander SA (5 Year Treasury Constant Maturity+5.31%)ʊ±	9.63	11-21-2028	800,000	886,753
Barclays PLC (USD SOFR ICE Swap Rate 11:00am NY 5 Year+5.78%)ʊ±	9.63	12-15-2029	800,000	906,237
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	545,000	547,339
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)ʊ±	6.88	12-15-2033	1,500,000	1,506,438
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	630,000	679,821
BNP Paribas SA (5 Year Treasury Constant Maturity+4.35%)ʊ±	8.50	8-14-2028	1,400,000	1,485,679
HSBC Holdings PLC (5 Year Treasury Constant Maturity+3.65%)ʊ±	4.60	12-17-2030	1,500,000	1,426,418
ING Groep NV (5 Year Treasury Constant Maturity+3.51%)ʊ±	4.88	5-16-2029	1,000,000	967,751
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	9-27-2035	500,000	499,172
Nordea Bank Abp (5 Year Treasury Constant Maturity+2.72%)ʊ±	6.75	11-10-2033	1,000,000	1,026,759
Societe Generale SA (5 Year Treasury Constant Maturity+5.39%)ʊ±	9.38	11-22-2027	1,200,000	1,281,788
Standard Chartered PLC (5 Year Treasury Constant Maturity+2.87%)ʊ±	7.00	11-14-2035	1,500,000	1,543,755
See accompanying notes to portfolio of investments
18 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Svenska Handelsbanken AB (5 Year Treasury Constant Maturity+4.05%)ʊ±	4.75%	3-1-2031	$1,000,000	$949,252
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	395,000	391,353
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)ʊ±	4.88	2-12-2027	800,000	792,613
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	245,000	264,118
				16,636,644
Diversified financial services: 0.42%
GGAM Finance Ltd.144A	5.88	3-15-2030	725,000	735,723
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	735,000	762,231
goeasy Ltd.144A	7.63	7-1-2029	385,000	380,695
				1,878,649
Industrial: 0.41%
Electronics: 0.16%
Sensata Technologies BV144A	5.88	9-1-2030	700,000	710,716
Packaging & containers: 0.25%
Trivium Packaging Finance BV144A	8.25	7-15-2030	481,000	515,625
Trivium Packaging Finance BV144A	12.25	1-15-2031	530,000	575,069
				1,090,694
Technology: 0.25%
Computers: 0.15%
Seagate Data Storage Technology Pte. Ltd.144A	8.50	7-15-2031	635,000	675,108
Semiconductors: 0.10%
Kioxia Holdings Corp.144A	6.63	7-24-2033	395,000	410,751
Utilities: 0.18%
Electric: 0.18%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	800,000	788,934
Total yankee corporate bonds and notes (Cost $36,493,289)				37,558,735

		Yield	Shares
Short-term investments: 10.53%
Investment companies: 10.53%
Allspring Government Money Market Fund Select Class♠∞		3.71	46,525,520	46,525,520
Total short-term investments (Cost $46,525,520)				46,525,520
Total investments in securities (Cost $386,317,391)	97.89%			432,489,926
Other assets and liabilities, net	2.11			9,314,671
Total net assets	100.00%			$441,804,597

See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 19

Portfolio of investments—December 31, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held restricted securities with an aggregate current value of $762,437 (an aggregate original cost of $346,333), representing 0.17% of its net assets as of period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
CDA	Community Development Authority
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
GO	General obligation
IDA	Industrial Development Authority
PFA	Public Finance Authority
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$7,366,210	$102,555,867	$(63,396,557)	$0	$0	$46,525,520	46,525,520	$284,921
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	16,539,698	EUR	14,310,000	Bank of New York Mellon Corp.	1-9-2026	$0	$(254,834)
USD	464,768	EUR	400,000	State Street Bank & Trust Co.	1-9-2026	0	(4,681)
USD	6,571,667	GBP	5,020,000	Bank of New York Mellon Corp.	1-9-2026	0	(177,702)
						$0	$(437,217)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	39	3-12-2026	$8,389,563	$8,498,883	$109,320	$0
10-Year U.S. Treasury Notes	48	3-20-2026	5,415,878	5,397,000	0	(18,878)
E-Mini NASDAQ 100 Index	38	3-20-2026	19,351,257	19,347,130	0	(4,127)
E-Mini S&P 500 Index	71	3-20-2026	24,455,031	24,468,375	13,344	0
MSCI Emerging Markets Index	249	3-20-2026	17,261,280	17,571,930	310,650	0
See accompanying notes to portfolio of investments
20 | Allspring Diversified Income Builder Fund

Portfolio of investments—December 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Ultra 10-Year U.S. Treasury Notes	214	3-20-2026	$24,704,196	$24,613,344	$0	$(90,852)
5-Year U.S. Treasury Notes	344	3-31-2026	37,658,030	37,600,812	0	(57,218)
					$433,314	$(171,075)
See accompanying notes to portfolio of investments
Allspring Diversified Income Builder Fund | 21

Notes to portfolio of investments—December 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
22 | Allspring Diversified Income Builder Fund

Notes to portfolio of investments—December 31, 2025 (unaudited)
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Diversified Income Builder Fund | 23

Notes to portfolio of investments—December 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$607,376	$0	$607,376
Common stocks
Communication services	8,555,516	0	0	8,555,516
Consumer discretionary	8,052,692	4,682,640	0	12,735,332
Consumer staples	7,036,960	0	0	7,036,960
Energy	2,927,736	762,437	0	3,690,173
Financials	25,673,281	5,963,563	0	31,636,844
Health care	11,168,872	0	0	11,168,872
Industrials	7,216,682	1,382,177	0	8,598,859
Information technology	34,635,152	4,610,391	0	39,245,543
Investment Companies	0	10,302	0	10,302
Materials	4,850,173	0	0	4,850,173
Real estate	5,442,910	0	0	5,442,910
Utilities	5,307,040	1,626,008	0	6,933,048
Corporate bonds and notes	0	126,011,601	0	126,011,601
Foreign corporate bonds and notes	0	23,938,454	0	23,938,454
Investment companies	37,478,477	0	0	37,478,477
Loans	0	7,008,646	199,333	7,207,979
Municipal obligations	0	11,801,166	0	11,801,166
Preferred stocks
Energy	0	1,456,086	0	1,456,086
Yankee corporate bonds and notes	0	37,558,735	0	37,558,735
Short-term investments
Investment companies	46,525,520	0	0	46,525,520
	204,871,011	227,419,582	199,333	432,489,926
Futures contracts	433,314	0	0	433,314
Total assets	$205,304,325	$227,419,582	$199,333	$432,923,240
Liabilities
Forward foreign currency contracts	$0	$437,217	$0	$437,217
Futures contracts	171,075	0	0	171,075
Total liabilities	$171,075	$437,217	$0	$608,292
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of December 31, 2025, $4,988,000 was segregated as cash collateral for these open futures contracts. The Fund also had $303,037 segregated as cash collateral for open forward foreign currency contracts.
At September 30, 2025, the Fund had no material transfers into/out of Level 3.
24 | Allspring Diversified Income Builder Fund